Fundamentals First ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 81.5%	Shares	Value
Communications - 2.8%
Alphabet, Inc. - Class C(a)	150	$22,839
Comcast Corp. - Class A	156	6,763
Meta Platforms, Inc. - Class A	30	14,567
		44,169

Consumer Discretionary - 8.7%
America's Car-Mart, Inc.(a)	222	14,179
Cie Generale des Etablissements Michelin SCA	597	22,879
Climb Global Solutions, Inc.	231	16,373
Coats Group PLC	15,774	16,146
Dana, Inc.	471	5,982
LKQ Corp.	276	14,741
Martinrea International, Inc.	1,338	12,011
McDonald's Corp.	72	20,300
Texas Roadhouse, Inc.	93	14,366
		136,977

Consumer Staples - 2.3%
Church & Dwight Co., Inc.	141	14,708
Dollarama, Inc.	279	21,254
		35,962

Energy – 14.9%
APA Corp.	321	11,036
Bonterra Energy Corp.(a)	1,809	8,480
Dorchester Minerals LP	573	19,322
Enbridge, Inc.	294	10,637
Energy Transfer LP	1,212	19,065
Enerplus Corp.	621	12,209
Enterprise Products Partners LP	783	22,848
Gaztransport Et Technigaz SA	99	14,793
Global Partners LP	450	19,971
Gulf Keystone Petroleum Ltd.(a)	5,133	7,340
Keyera Corp.	264	6,800
Kinder Morgan, Inc.	372	6,822
Magnolia Oil & Gas Corp. - Class A	474	12,301
Pembina Pipeline Corp.	297	10,496
Pine Cliff Energy Ltd.	7,107	5,247
TotalEnergies SE - ADR	333	22,920
Vermilion Energy, Inc.	591	7,352
Western Midstream Partners LP	477	16,957
		234,596

Financials - 5.6%
Banco del Bajio SA(b)	2,556	9,931
Commonwealth Bank of Australia	84	6,587
FB Financial Corp.	270	10,168
Lakeland Financial Corp.	153	10,147
Plumas Bancorp	285	10,485
Prosperity Bancshares, Inc.	219	14,406
Sabre Insurance Group PLC(b)	5,022	11,371
SpareBank 1 SR-Bank ASA	1,131	14,168
		87,263

Health Care - 4.2%
Mettler-Toledo International, Inc.(a)	18	23,964
Novartis AG - ADR	138	13,349
Straumann Holding AG	84	13,412
US Physical Therapy, Inc.	135	15,237
		65,962

Industrials - 22.3%
Cummins, Inc.	81	23,867
DLH Holdings Corp.(a)	399	5,295
Emerson Electric Co.	132	14,971
Fastenal Co.	303	23,373
FLEX LNG Ltd.	237	6,027
Graco, Inc.	243	22,711
Grupo Aeroportuario del Pacifico SAB de CV - ADR	90	14,686
Honeywell International, Inc.	69	14,162
Hubbell, Inc.	60	24,903
IDEX Corp.	45	10,981
ITT, Inc.	111	15,099
Lincoln Electric Holdings, Inc.	57	14,560
Nordson Corp.	54	14,825
Norfolk Southern Corp.	39	9,940
Parker-Hannifin Corp.	42	23,343
Schneider Electric SE	99	22,392
SFL Corp. Ltd.	1,080	14,234
Snap-on, Inc.	81	23,994
SThree PLC	2,574	13,970
Tennant Co.	99	12,039
WW Grainger, Inc.	24	24,415
		349,787

Materials - 8.2%
AptarGroup, Inc.	102	14,677
Avery Dennison Corp.	66	14,735
Bioceres Crop Solutions Corp.(a)	768	9,723
Givaudan SA - ADR	213	19,005
Labrador Iron Ore Royalty Corp.	603	12,857
Linde PLC	51	23,680
Sherwin-Williams Co.	69	23,965
Treatt PLC	1,923	10,339
		128,981

Technology - 10.2%
Agilysys, Inc.(a)	81	6,825
Automatic Data Processing, Inc.	84	20,978
Fiserv, Inc.(a)	144	23,014
Garmin Ltd.	114	16,971
KLA Corp.	33	23,053
Lam Research Corp.	15	14,574
Paychex, Inc.	174	21,367
Skyworks Solutions, Inc.	99	10,724
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	168	22,857
		160,363

Utilities - 2.3%
Atmos Energy Corp.	90	10,698
Chesapeake Utilities Corp.	132	14,164
ONE Gas, Inc.	168	10,841
		35,703
TOTAL COMMON STOCKS (Cost $1,229,095)		1,279,763

EXCHANGE TRADED FUNDS - 11.8%	Shares	Value
iShares iBonds Dec 2026 Term Corporate ETF	771	18,388
iShares iBonds Dec 2027 Term Corporate ETF	774	18,421
iShares iBonds Dec 2028 Term Corporate ETF	741	18,455
iShares iBonds Dec 2029 Term Corporate ETF	810	18,484
iShares iBonds Dec 2030 Term Corporate ETF	867	18,554
iShares iBonds Dec 2031 Term Corporate ETF	906	18,564
iShares iBonds Dec 2032 Term Corporate ETF	747	18,533
iShares iBonds Dec 2033 Term Corporate ETF	729	18,575
SPDR ICE Preferred Securities ETF	534	18,621
VanEck Preferred Securities ex Financials ETF	1,053	18,627
TOTAL EXCHANGE TRADED FUNDS (Cost $183,877)		185,222

REAL ESTATE INVESTMENT TRUSTS - 4.9%	Shares	Value
Ares Commercial Real Estate Corp.	753	5,610
Armada Hoffler Properties, Inc.	1,542	16,037
BRT Apartments Corp.	618	10,382
Community Healthcare Trust, Inc.	372	9,877
Precinct Properties New Zealand Ltd.	8,532	6,193
Primaris Real Estate Investment Trust	981	10,103
Tanger, Inc.	615	18,161
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $76,571)		76,363

CLOSED END FUNDS - 0.6%	Shares	Value
Gladstone Investment Corp.	699	9,947
TOTAL CLOSED END FUNDS (Cost $9,786)		9,947

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%	Shares
JPMorgan 100% U.S. Treasury Securities Money Market Fund Capital Class, 5.20%(c)	17,312	17,312
TOTAL SHORT-TERM INVESTMENTS (Cost $17,312)		17,312

TOTAL INVESTMENTS - 99.9% (Cost $1,516,641)		$1,568,607
Other Assets in Excess of Liabilities - 0.1%		1,961
TOTAL NET ASSETS - 100.0%		$1,570,568

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement is an equity instrument where investors 'pre-pay' for shares in a company.
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $21,302 or 1.4% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	1,279,763	–	–	1,279,763
Exchange Traded Funds	185,222	–	–	185,222
Real Estate Investment Trusts	76,363	–	–	76,363
Closed End Funds	9,947	–	–	9,947
Short-Term Investments	17,312	–	–	17,312
Total Assets	1,568,607	–	–	1,568,607

Refer to the Schedule of Investments for industry classifications.